SEGMENTS (Details 5) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting [Abstract]
CopaxoneUS revenues		$ 732
Percentage Of CopaxoneRevenues Of Total US	25.00%
Copaxone Outside US Revenues		192
Percentage Of Copaxone Revenues Of Total Non US	9.00%
Profitability Of MS	$ 657		$ 774
Profitability Of MS As A Percentage Of Copaxone Revenues	71.10%		72.30%